Accounts receivable - Additional information (Details) - USD ($)	Dec. 19, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Product Information [Line Items]
Accounts receivable		$ 13,827,591	$ 8,602,526	$ 5,144,457
Subsequent event | Accounts receivable
Product Information [Line Items]
Accounts receivable	$ 13,489,903
Subsequent event | Customer concentration risk | Accounts receivable
Product Information [Line Items]
Percentage of accounts receivable	98.00%